Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Maturities of Operating Lease Liabilities [Abstract]
Less than 1 year (current liabilities)	$ 400,072	$ 115,945
From 1 to 2 years (non-current liabilities)	735,886
Operating lease liabilities excluding short-term leases	$ 1,135,958	$ 115,945